UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8709

Salomon Brothers High Income Fund II Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York,	NY 10004

(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq.

Salomon Brothers Asset Management Inc

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 725-6666

Date of fiscal year end: October 31

Date of reporting period: October 31, 2004

ITEM 1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Salomon Brothers

High Income Fund II Inc.

Semi-Annual Report

October 31, 2004

PFPC Inc.

P.O. Box 43027

Providence, RI 02940-3027

HIXSEMI 10/04

04-7580

SALOMON BROTHERS HIGH INCOME FUND II INC.

Letter From the Chairman

R. Jay Gerken, CFA

Chairman

Dear Shareholder,

For the six months ended October 31, 2004, the Salomon Brothers High Income Fund II returned 9.12%, based on its New York Stock Exchange (“NYSE”) market price and 11.23% based on its net asset value (“NAV”)i per share. The fund outperformed its unmanaged benchmark the Citigroup High Yield Market Index,ii which returned 6.42% for the same time frame. The fund’s Lipper high current yield leveraged closed-end funds category averageiii was 8.40%. Please note that Lipper performance returns are based on each fund’s NAV.

During this six-month period, the fund distributed dividends to shareholders totaling $0.65 per share. The performance table shows the fund’s 30-day SEC as well as its six-month total return based on its NAV and market price as of October 31, 2004. Past performance is no guarantee of future results. The fund’s yields will vary.

FUND PERFORMANCE AS OF OCTOBER 31, 2004

Price Per Share	30-Day SEC Yield	Six-Month Total Return

$11.56 (NAV)	8.53%	11.23%

$12.11 (NYSE)	8.13%	9.12%

All figures represent past performance and are not a guarantee of future results. The fund’s yields will vary.

Total returns are based on changes in NAV or market price, respectively. Total returns assume the reinvestment of all dividends and/or capital gains distributions, if any, in additional shares. The “SEC yield” is a return figure often quoted by bond and other fixed-income mutual funds. This quotation is based on the most recent 30-day (or one-month) period covered by the fund’s filings with the SEC. The yield figure reflects the dividends and interest earned during the period after deduction of the fund’s expenses for the period. These yields are as of October 31, 2004 and are subject to change.

The bond markets generated positive returns over the six-month period ended October 31, 2004. Although prices declined early in the period, they stabilized over recent months. The pullback in bond prices, which tend to move opposite anticipated interest rate movements, was triggered by heightened concern about resurgent inflation, rising rates, and anticipation that the Federal Reserve Board (“Fed”)iv would begin to push key short-term rates higher. Rising interest rates can act as a brake on robust economic growth, helping to maintain a balance between steady growth and the inflation that generally can accompany it.

For the first time in four years, the Fed raised short-term interest rates during the 6 months ended October 31, 2004. The Fed raised its target for the closely watched federal funds ratev by 0.25% on three occasions, increasing it from a four-decade low of 1.00% in June to 1.75% in September, and then again to 2.00% on November 10, which is after the fund’s reporting period had ended.

SALOMON BROTHERS HIGH INCOME FUND II INC.

The U.S. high-yield bond market took a more tempered tone this year versus 2003, as signs of economic recovery increased and statements by the Fed indicated that the central bank might begin raising interest rates sooner than anticipated. After declining in April and May, among significant U.S. Treasury volatility, the high-yield market benefited later in the period due to a strong rally in U.S. Treasuries as the economy showed signs of slowing. Recent improvement in the U.S. economy has proved favorable for corporate earnings and the corporate bond credit environment. While markets will fluctuate, the high-yield market has remained healthy from a fundamental perspective, as many companies generated better-than-expected earnings and default rates continued to decline.

Information About Your Fund

As you may be aware several issues in the mutual fund industry have recently come under the scrutiny of federal and state regulators. The fund’s Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

In November 2003, Citigroup Asset Management (“CAM”) disclosed an investigation by the Securities and Exchange Commission (“SEC”) and the U.S. Attorney relating to Citigroup Asset Management’s entry into the transfer agency business during 1997-1999. Citigroup has disclosed that the Staff of the SEC is considering recommending a civil injunctive action and/or an administrative proceeding against certain advisory and transfer agent entities affiliated with Citigroup, the former CEO of CAM, two former employees and a current employee of CAM, relating to the creation, operation and fees of its internal transfer agent unit that serves various CAM-managed funds. This internal transfer agent did not provide services to the fund. Citigroup is cooperating with the SEC and will seek to resolve this matter in discussion with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the fund.

Looking for Additional Information?

The fund is traded under the symbol “HIX” and its closing market price is available in most newspapers under the NYSE listings. The daily NAV is available on-line under symbol XHIXX. Barron’s and The Wall Street Journal’s Monday editions carry closed-end fund tables that will provide additional information. In addition, the fund issues a quarterly press release that can be found on most major financial websites as well as www.sbam.com.

In a continuing effort to provide information concerning the fund, shareholders may call 1-888-777-0102 or 1-800-SALOMON (toll free), Monday through Friday from 8:00 a.m. to 6:00 p.m. Eastern Time, for the fund’s current NAV, market price, and other information.

SALOMON BROTHERS HIGH INCOME FUND II INC.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

November 17, 2004

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Like any investment where there is risk of loss, you may not be able to sell Fund shares of the fund for the same amount that you purchased them. Investing in foreign securities is subject to certain risks not associated with domestic investing, such as currency fluctuations, and changes in political and economic conditions. These risks are magnified in emerging or developing markets. High yield bonds involve greater credit and liquidity risks than investment grade bonds. The fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance. Leverage may magnify gains and increase losses in the fund’s portfolio.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	NAV is calculated by subtracting total liabilities and outstanding preferred stock from the closing value of all securities held by the fund (plus all other assets) and dividing the result (total net assets) by the total number of the common shares outstanding. The NAV fluctuates with changes in the market prices of securities in which the fund has invested. However, the price at which an investor may buy or sell shares of the fund is at the fund’s market price as determined by supply of and demand for the fund’s shares.
ii	The Citigroup High Yield Market Index is a broad-based unmanaged index of high yield securities. Please note that an investor cannot invest directly in an index.
iii	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the 6-month period ended October 31, 2004, calculated among the 28 funds in the fund’s Lipper category, including the reinvestment of dividends and capital gains, if any.
iv	Source: U.S. Federal Reserve Board. The Fed is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.
[v]	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.

SALOMON BROTHERS HIGH INCOME FUND II INC.

Fund at a Glance (unaudited)

SALOMON BROTHERS HIGH INCOME FUND II INC.

Schedule of Investments (unaudited)

October 31, 2004

Face Amount	Security*	Value
Corporate Bonds & Notes — 91.4%
Basic Industries — 16.9%
$3,850,000	Abitibi-Consolidated Inc., Debentures, 8.850% due 8/1/30	$3,917,375
7,230,000	Acetex Corp., Sr. Notes, 10.875% due 8/1/09	7,989,150
2,500,000	Airgas, Inc., 9.125% due 10/1/11	2,825,000
2,575,000	Ak Steel Corp., 7.875% due 2/15/09 (a)	2,626,500
4,475,000	Anchor Glass Container Corp., Secured Notes, 11.000% due 2/15/13	5,012,000
4,375,000	Appleton Papers Inc., Sr. Sub. Notes, Series B, 9.750% due 6/15/14	4,593,750
5,400,000	Applied Extrusion Technologies, Inc., Series B, 10.750% due 7/1/11 (a)(b)	3,267,000
4,775,000	BCP Caylux Holdings Luxembourg SCA, Sr. Sub. Notes, 9.625% due 6/15/14 (c)	5,371,875
3,250,000	Berry Plastics Corp., 10.750% due 7/15/12	3,753,750
2,800,000	Borden Chemicals & Plastics L.P., Notes, 9.500% due 5/1/05 (b)(d)‡	280
	Buckeye Technologies Inc., Sr. Sub. Notes:
1,750,000	9.250% due 9/15/08 (a)	1,763,125
1,750,000	8.000% due 10/15/10 (a)	1,793,750
3,500,000	Equistar Chemicals L.P., Sr. Notes, 10.625% due 5/1/11	4,060,000
8,500,000	FMC Corp., Debentures, 7.750% due 7/1/11	9,052,500
4,275,000	Huntsman International LLC, 10.125% due 7/1/09 (a)	4,510,125
1,525,000	IMCO Recycling Escrow Inc., Sr. Notes, 9.000% due 11/15/14	1,525,000
2,850,000	IMCO Recycling Inc., Secured Notes, 10.375% due 10/15/10 (c)	3,192,000
3,950,000	Innophos Inc., Sr. Sub. Notes, 8.875% due 8/15/14 (c)	4,275,875
6,950,000	ISP Chemco Inc., Series B, 10.250% due 7/1/11	7,784,000
2,900,000	Ispat Inland ULC, Secured Notes, 9.750% due 4/1/14	3,538,000
3,800,000	Jefferson Smurfit Corp., 8.250% due 10/1/12	4,237,000
3,750,000	JSG Funding PLC, Sr. Notes, 9.625% due 10/1/12	4,293,750
	Lyondell Chemical Co.:
2,575,000	9.500% due 12/15/08	2,819,625
	Secured Notes:
1,400,000	11.125% due 7/15/12 (a)	1,657,250
464,000	Series B, 9.875% due 5/1/07 (a)	493,000
3,075,000	Methanex Corp., Sr. Notes, 8.750% due 8/15/12	3,613,125
3,550,000	Millennium America Inc., 9.250% due 6/15/08 (a)	3,976,000
1,525,000	Mueller Group Inc., Sr.Sub. Notes, 10.000% due 5/1/12	1,654,625
4,375,000	Mueller Holdings Inc., (zero coupon until 4/15/09, 14.750% thereafter), due 4/15/14	2,821,875
1,000,000	Nalco Co., Sr. Sub. Notes, 8.875% due 11/15/13	1,101,250
1,000,000	Newark Group Inc, Sr. Sub. Notes, 9.750% due 3/15/14 (a)	1,045,000
1,325,000	OM Group, Inc., 9.250% due 12/15/11	1,392,906
7,000,000	Plastipak Holdings Inc., 10.750% due 9/1/11	7,875,000
2,000,000	Pliant Corp., Secured Notes, 11.125% due 9/1/09	2,160,000

See Notes to Financial Statements.

SALOMON BROTHERS HIGH INCOME FUND II INC.

Schedule of Investments (unaudited) (continued)

October 31, 2004

Face Amount	Security*	Value
Basic Industries — 16.9% (continued)
$2,700,000	Radnor Holdings Corp., Sr. Notes, 11.000% due 3/15/10 (a)	$2,092,500
5,000,000	Republic Technologies International, LLC, 13.750% due 7/15/09 (b)(d)‡	0
5,200,000	Resolution Performance Products Inc., Sr. Sub. Notes, 13.500% due 11/15/10 (a)	5,174,000
	Rhodia S.A.:
575,000	Sr. Notes, 10.250% due 6/1/10 (a)	626,750
5,850,000	Sr. Sub. Notes, 8.875% due 6/1/11 (a)	5,499,000
1,000,000	Smurfit Capital Funding PLC, Debentures, 7.500% due 11/20/25	1,010,000
4,950,000	Stone Container Corp., Sr. Notes, 8.375% due 7/1/12	5,494,500
	Tekni-Plex, Inc.:
1,525,000	Secured Notes, 8.750% due 11/15/13 (a)	1,462,094
2,850,000	Series B, 12.750% due 6/15/10 (a)	2,151,750
4,525,000	Tembec Industries, Inc., 8.625% due 6/30/09 (a)	4,626,813
1,657,000	Westlake Chemical Corp., 8.750% due 7/15/11	1,876,552

		150,005,420

Consumer Cyclicals — 7.2%
5,000,000	AMF Bowling Worldwide, Inc., Sr. Sub. Notes, 10.000% due 3/1/10 (c)	5,375,000
4,050,000	Buffets Inc., Sr. Sub. Notes, 11.250% due 7/15/10	4,333,500
6,325,000	Cinemark Inc., Sr. Discount Notes, (zero coupon until 3/15/09, 9.750% thereafter), due 3/15/14 (a)	4,506,562
	Cole National Group, Inc., Sr. Sub. Notes:
2,850,000	8.625% due 8/15/07	2,905,219
3,000,000	8.875% due 5/15/12	3,521,250
1,000,000	Eye Care Centers of America, Inc., 9.125% due 5/1/08	1,005,000
597,000	Felcor Lodging L.P., 10.000% due 9/15/08 (a)	629,835
	Host Marriott L.P.:
350,000	Series E, 8.375% due 2/15/06	371,000
1,625,000	Series I, 9.500% due 1/15/07 (a)	1,811,875
2,500,000	Sr. Notes, 7.125% due 11/1/13 (a)	2,712,500
	Interface, Inc.:
2,875,000	Sr. Notes, 10.375% due 2/1/10	3,320,625
1,500,000	Sr. Sub. Notes, 9.500% due 2/1/14	1,631,250
3,000,000	John Q. Hammons Hotels L.P., 1st Mortgage, Series B, 8.875% due 5/15/12 (a)	3,465,000
2,000,000	Leslie’s Poolmart, Sr. Notes, Series B, 10.375% due 7/15/08	2,050,000
	Levi Strauss & Co.:
1,750,000	Notes, 7.000% due 11/1/06	1,721,562
2,535,000	Sr. Notes, 11.625% due 1/15/08 (a)	2,598,375
3,525,000	MeriStar Hospitality Corp., 9.125% due 1/15/11 (a)	3,771,750
825,000	MeriStar Hospitality Operating Partnership, L.P., 10.500% due 6/15/09	911,625

See Notes to Financial Statements.

SALOMON BROTHERS HIGH INCOME FUND II INC.

Schedule of Investments (unaudited) (continued)

October 31, 2004

Face Amount	Security*	Value
Consumer Cyclicals — 7.2% (continued)
	Saks Inc.:
$1,543,000	9.875% due 10/1/11 (a)	$1,820,740
1,574,000	7.000% due 12/1/13 (a)	1,605,480
2,825,000	Sbarro, Inc., 11.000% due 9/15/09 (a)	2,694,344
	Six Flags Inc., Sr. Notes:
84,302	8.875% due 2/1/10 (a)	81,141
1,500,000	9.750% due 4/15/13 (a)	1,453,125
1,150,000	9.625% due 6/1/14 (a)	1,104,000
4,300,000	Starwood Hotels & Resorts Worldwide, Inc., 7.875% due 5/1/12	5,063,250
3,275,000	Tommy Hilfiger U.S.A., Inc., 6.850% due 6/1/08 (a)	3,324,125

		63,788,133

Consumer Non-Cyclicals — 19.6%
3,975,000	aaiPharma Inc., 12.000% due 4/1/10 (a)	3,060,750
4,425,000	AmeriPath, Inc., 10.500% due 4/1/13 (a)	4,358,625
3,055,000	Ameristar Casinos, Inc., 10.750% due 2/15/09	3,497,975
1,961,000	Applica Inc., Sr. Sub. Notes, 10.000% due 7/31/08 (a)	1,921,780
3,550,000	Argosy Gaming Co., Sr. Sub. Notes, 7.000% due 1/15/14	3,798,500
4,875,000	Athena Neurosciences Finance LLC, 7.250% due 2/21/08	5,100,469
1,450,000	Brown Jordan International Inc., Series B, 12.750% due 8/15/07	1,203,500
	Caesars Entertainment Corp., Sr. Sub. Notes:
700,000	9.375% due 2/15/07	784,000
4,500,000	8.875% due 9/15/08	5,191,875
3,000,000	8.125% due 5/15/11 (a)	3,521,250
3,425,000	Curative Health Services Inc., Sr. Notes, 10.750% due 5/1/11 (a)	3,065,375
3,051,885	Dade Behring Holdings Inc., 11.910% due 10/3/10	3,471,519
4,725,000	Denny’s Corp., Sr. Notes, 10.000% due 10/1/12 (a)(c)	4,925,812
5,250,000	Doane Pet Care Co., Sr. Sub. Notes, 9.750% due 5/15/07 (a)	5,250,000
6,500,000	Dole Food Co Inc., Debentures, 8.750% due 7/15/13	6,818,250
5,120,000	Extendicare Health Services, Inc., 9.500% due 7/1/10	5,785,600
1,475,000	Hanger Orthopedic Group Inc., 10.375% due 2/15/09 (a)	1,489,750
3,325,000	Hines Nurseries, Inc., 10.250% due 10/1/11	3,574,375
6,500,000	Home Interiors & Gifts, Inc., 10.125% due 6/1/08 (a)	5,622,500
4,800,000	IASIS Healthcare Corp., Sr. Sub. Notes, 8.750% due 6/15/14 (c)	5,184,000
3,925,000	Icon Health & Fitness Inc., 11.250% due 4/1/12	3,277,375
3,780,000	Inn of the Mountain Gods Resort & Casino, Sr. Notes, 12.000% due 11/15/10	4,403,700
2,350,000	InSight Health Services, Corp., Series B, 9.875% due 11/1/11 (a)	2,361,750
6,032,667	Iowa Select Farms, L.P., Secured Notes, Payment-in-Kind, 10.750% due 12/1/06 (c)	3,997,302
4,800,000	Isle of Capri Casinos Inc., Sr. Sub. Notes, 7.000% due 3/1/14	4,992,000

See Notes to Financial Statements.

SALOMON BROTHERS HIGH INCOME FUND II INC.

Schedule of Investments (unaudited) (continued)

October 31, 2004

Face Amount	Security*	Value
Consumer Non-Cyclicals — 19.6% (continued)
$3,500,000	Jafra Cosmetics International Inc., 10.750% due 5/15/11	$4,007,500
2,500,000	Jean Coutu Group Inc., Sr. Sub. Notes, 8.500% due 8/1/14 (a)	2,562,500
3,750,000	Jean Coutu Group Inc., Sr. Sub. Notes, 8.500% due 8/1/14 (a)(c)	4,153,125
4,225,000	Leiner Health Products Inc., Sr. Sub. Notes, 11.000% due 6/1/12 (c)	4,599,969
1,550,000	Medical Device Manufacturing Inc., 10.000% due 7/15/12 (c)	1,666,250
	MGM MIRAGE:
6,375,000	9.750% due 6/1/07 (a)	7,203,750
1,775,000	Sr. Notes, 6.750% due 9/1/12 (c)	1,890,375
1,117,365	Nutritional Sourcing Corp., Notes, 10.125% due 8/1/09	765,395
4,700,000	Pinnacle Entertainment Inc., Sr. Sub. Notes, 8.250% due 3/15/12	4,876,250
4,675,000	Pinnacle Foods Holding Corp., Sr. Sub. Notes, 8.250% due 12/1/13 (c)	4,441,250
3,400,000	Playtex Products, Inc., 9.375% due 6/1/11 (a)	3,595,500
	Rite Aid Corp.:
	Notes:
1,000,000	6.000% due 12/15/05 (a)(c)	1,015,000
310,000	7.125% due 1/15/07 (a)	314,650
5,265,000	Sr. Notes, 7.625% due 4/15/05	5,370,300
4,425,000	Sealy Mattress Co., Sr. Sub. Notes, 8.250% due 6/15/14	4,701,563
475,000	Station Casinos Inc., Sr. Sub. Notes, 6.875% due 3/1/16	507,062
2,500,000	Sybron Dental Specialties, Inc., 8.125% due 6/15/12	2,737,500
2,145,000	Tempur-Pedic Inc. and Tempur Production U.S.A. Inc., Sr. Sub. Notes, 10.250% due 8/15/10	2,493,563
	Tenet Healthcare Corp.:
6,000,000	Notes, 7.375% due 2/1/13 (a)	5,700,000
	Sr. Notes:
1,800,000	6.500% due 6/1/12	1,642,500
150,000	9.875% due 7/1/14 (c)	157,875
1,525,000	6.875% due 11/15/31	1,235,250
7,775,000	United Industries Corp., Series D, 9.875% due 4/1/09	8,202,625
3,525,000	Venetian Casino Resort, LLC, 11.000% due 6/15/10	4,066,969

		174,564,753

Energy — 7.1%
3,000,000	BRL Universal Equipment 2001 A L.P., Secured Notes, 8.875% due 2/15/08	3,180,000
	Dynegy Holdings Inc.:
	Debentures:
4,550,000	7.125% due 5/15/18	4,049,500
8,350,000	7.625% due 10/15/26	7,327,125
2,000,000	Secured Notes, 9.875% due 7/15/10 (c)	2,282,500

See Notes to Financial Statements.

SALOMON BROTHERS HIGH INCOME FUND II INC.

Schedule of Investments (unaudited) (continued)

October 31, 2004

Face Amount	Security*	Value
Energy — 7.1% (continued)
	EL Paso Corp.:
$5,200,000	Notes, 7.875% due 6/15/12 (a)	$5,447,000
	Sr. Notes;
5,425,000	7.800% due 8/1/31	5,004,563
6,325,000	7.750% due 1/15/32 (a)	5,850,625
3,175,000	Hanover Compressor Co., Sr. Notes, 9.000% due 6/1/14	3,556,000
5,127,000	Magnum Hunter Resources, Inc., 9.600% due 3/15/12 (a)	5,883,232
4,575,000	Plains Exploration & Production Co., Sr. Notes, 7.125% due 6/15/14	5,101,125
2,000,000	Pogo Producing Co., Sr., Sub. Notes, Series B, 8.250% due 4/15/11	2,215,000
1,000,000	Swift Energy Co., Sr. Sub. Notes, 9.375% due 5/1/12	1,135,000
	The Williams Cos., Inc.:
	Notes:
3,700,000	7.625% due 7/15/19	4,181,000
3,650,000	7.875% due 9/1/21	4,161,000
3,225,000	8.750% due 3/15/32	3,676,500

		63,050,170

Financial — 0.0%
1,975,400	Airplanes Pass-Through Trust, Series D, 10.875% due 3/15/19 (b)(d)‡	0

Housing Related — 2.0%
8,500,000	Associated Materials Inc., Sr. Discount Notes, (zero coupon until 3/1/09, 11.250% thereafter), due 3/1/14 (c)	6,375,000
3,275,000	Collins & Aikman Floor Cover, Series B, 9.750% due 2/15/10	3,516,531
5,075,000	Ply Gem Industries, Inc., Sr. Sub. Notes, 9.000% due 2/15/12 (c)	5,087,688
2,550,000	THL Buildco Inc, Sr. Sub. Notes, 8.500% due 9/1/14 (c)	2,715,750

		17,694,969

Manufacturing — 4.8%
3,325,000	Alliant Techsystems Inc., 8.500% due 5/15/11	3,682,437
4,200,000	Argo-Tech Corp., Sr. Notes, 9.250% due 6/1/11 (c)	4,599,000
8,800,000	BREED Technologies, Inc., 9.250% due 4/15/08 (b)(d)‡	0
450,000	Case New Holland Inc., Sr. Notes, 9.250% due 8/1/11 (c)	515,250
3,825,000	Flowserve Corp., 12.250% due 8/15/10 (a)	4,312,688
1,750,000	General Binding Corp., 9.375% due 6/1/08 (a)	1,793,750
2,100,000	Invensys PLC, Sr. Notes, 9.875% due 3/15/11 (a)(c)	2,205,000
8,000,000	Key Plastics Holdings, Inc., Series B, 10.250% due 3/15/07 (b)(d)‡	10,000
2,100,000	Keystone Automotive Operations Inc., Sr. Sub. Notes, 9.750% due 11/1/13	2,283,750
1,750,000	Kinetek, Inc., Sr. Notes, Series D, 10.750% due 11/15/06	1,671,250
5,500,000	L-3 Communications Corp., 7.625% due 6/15/12	6,105,000

See Notes to Financial Statements.

SALOMON BROTHERS HIGH INCOME FUND II INC.

Schedule of Investments (unaudited) (continued)

October 31, 2004

Face Amount	Security*	Value
Manufacturing — 4.8% (continued)
$2,750,000	Moll Industries, Inc., Sr. Sub. Notes, 10.500% due 7/1/08 (b)(d)‡	$0
1,850,000	NMHG Holdings Co., 10.000% due 5/15/09	2,055,812
4,000,000	Sequa Corp., Sr. Notes, 9.000% due 8/1/09 (a)	4,490,000
1,700,000	Tenneco Automotive Inc., Secured Notes, Series B, 10.250% due 7/15/13 (a)	1,989,000
4,000,000	Terex Corp., Series B, 10.375% due 4/1/11 (a)	4,520,000
2,409,000	TRW Automotive Inc., Sr. Notes, 9.375% due 2/15/13	2,782,395

		43,015,332

Media & Cable — 11.1%
4,726,575	Avalon Cable Holding Finance, Inc., Sr. Discount Notes, 11.875% due 12/1/08	4,974,720
	Charter Communications Holdings, LLC:
	Sr. Discount Notes:
4,530,000	Zero coupon until 1/15/05, (11.750% thereafter), due 1/15/10 (a)	3,839,175
13,000,000	Zero coupon until 5/15/06, (11.750% thereafter), due 5/15/11	8,450,000
10,000,000	Zero coupon until 1/15/07, (12.125% thereafter), due 1/15/12	5,925,000
	Sr. Notes:
350,000	8.625% due 4/1/09 (a)	283,500
50,000	10.750% due 10/1/09	42,500
10,500,000	CSC Holdings, Inc., Sr. Sub. Debentures, 10.500% due 5/15/16 (a)	12,048,750
	Dex Media East LLC/Dex Media East Finance Co.:
1,750,000	9.875% due 11/15/09	2,021,250
813,000	12.125% due 11/15/12	1,014,218
4,500,000	Dex Media Inc., Discount Notes, (zero coupon until 11/15/08, 9.000% thereafter), due 11/15/13	3,442,500
2,344,000	Dex Media West LLC/Dex Media West Finance Co., Sr. Sub. Notes, Series B, 9.875% due 8/15/13	2,783,500
4,650,000	DirecTV Holdings LLC, Sr. Notes, 8.375% due 3/15/13	5,324,250
7,183,000	EchoStar DBS Corp., Sr. Notes, 9.125% due 1/15/09 (a)	8,044,960
5,189,779	Hollinger Participation Trust, Sr. Notes, Payment-in-Kind, 12.125% due 11/15/10	6,198,870
2,500,000	Houghton Mifflin Co., Sr. Discount Notes, (zero coupon until 10/15/08, 11.500% thereafter), due 10/15/13 (a)	1,646,875
4,350,000	Insight Midwest, L.P., Sr. Notes, 10.500% due 11/1/10 (a)	4,839,375
2,100,000	Interep National Radio Sales, Inc., Series B, 10.000% due 7/1/08 (a)	1,632,750
4,875,000	Mediacom LLC, Sr. Notes, 9.500% due 1/15/13 (a)	4,801,875
6,275,000	Nextmedia Operating, Inc., 10.750% due 7/1/11	7,067,219
2,200,000	PanAmSat Corp., 9.000% due 8/15/14 (c)	2,343,000
900,000	R.H. Donnelley Finance Corp. I, 10.875% due 12/15/12 (c)	1,104,750
3,475,000	Radio One, Inc., Series B, 8.875% due 7/1/11	3,857,250

See Notes to Financial Statements.

SALOMON BROTHERS HIGH INCOME FUND II INC.

Schedule of Investments (unaudited) (continued)

October 31, 2004

Face Amount	Security*	Value
Media & Cable — 11.1% (continued)
	Yell Finance B.V.:
$6,776,000	Sr. Discount Notes, (zero coupon until 8/1/06, 13.500% thereafter), due 8/1/11 (a)	$6,674,360
606,000	Sr. Notes, 10.750% due 8/1/11 (a)	709,020

		99,069,667

Services & Other — 2.9%
2,100,000	Allied Security Escrow Corp., Sr. Sub. Notes, 11.375% due 7/15/11 (c)	2,215,500
	Allied Waste North America, Inc., Series B:
250,000	8.875% due 4/1/08	266,250
2,425,000	9.250% due 9/1/12 (a)	2,631,125
6,000,000	Sr. Notes, 7.375% due 4/15/14 (a)	5,580,000
3,200,000	Brand Services, Inc., 12.000% due 10/15/12	3,600,000
	Cenveo Corp.:
1,000,000	9.625 due 3/15/12 (a)	1,115,000
3,675,000	Sr. Sub. Notes, 7.875% due 12/1/13 (a)	3,564,750
4,000,000	The Holt Group, Inc., 9.750% due 1/15/06 (b)(d)‡	0
710,000	Iron Mountain Inc., 8.625% due 4/1/13	772,125
2,325,000	Muzak LLC, Sr. Notes, 10.000% due 2/15/09	2,092,500
6,500,000	Safety-Kleen Corp., 9.250% due 5/15/09 (b)‡	357,500
4,000,000	Sitel Corp., 9.250% due 3/15/06	4,020,000

		26,214,750

Technology — 3.2%
	Amkor Technology, Inc.:
2,575,000	Sr. Notes, 9.250% due 2/15/08 (a)	2,484,875
2,300,000	Sr. Sub. Notes, 10.500% due 5/1/09 (a)	2,047,000
12,600,000	Lucent Technologies Inc., Debentures, 6.450% due 3/15/29 (a)	10,883,250
3,775,000	Nortel Networks Ltd., Notes, 6.125% due 2/15/06 (a)	3,878,813
3,000,000	Seagate Technology HDD Holdings, 8.000% due 5/15/09 (a)	3,258,750
5,175,000	Unisys Corp., Sr. Notes, 8.125% due 6/1/06	5,524,312

		28,077,000

Telecommunications — 9.4%
	Alamosa (Delaware) Inc.:
1,950,000	11.000% due 7/31/10	2,291,250
4,430,000	Zero coupon until 7/31/05, (12.000% thereafter), due 7/31/09	4,740,100
	American Tower Corp., Sr. Notes:
7,002,000	9.375% due 2/1/09 (a)	7,439,625
1,825,000	7.500% due 5/1/12 (a)	1,916,250

See Notes to Financial Statements.

SALOMON BROTHERS HIGH INCOME FUND II INC.

Schedule of Investments (unaudited) (continued)

October 31, 2004

Face Amount	Security*	Value
Telecommunications — 9.4% (continued)
$1,800,000	American Tower Escrow Corp., Discount Notes, zero coupon due 8/1/08	$1,363,500
	Crown Castle International Corp., Sr. Notes:
2,300,000	9.375% due 8/1/11	2,622,000
5,140,000	10.750% due 8/1/11 (a)	5,718,250
600,000	7.500% due 12/1/13 (a)	645,000
950,000	Series B, 7.500% due 12/1/13 (a)	1,021,250
14,050,000	Nextel Communications, Inc., Sr. Notes, 7.375% due 8/1/15 (a)	15,665,750
7,325,000	Qwest Corp., Notes, 9.125% due 3/15/12 (c)	8,295,562
	Qwest Services Corp., Notes:
8,325,000	14.000% due 12/15/10 (c)	9,927,562
2,071,000	14.500% due 12/15/14 (c)	2,578,395
4,975,000	SBA Communications Corp., Sr. Notes, 10.250% due 2/1/09 (a)	5,329,469
850,000	SpectraSite, Inc., Sr. Notes, 8.250% due 5/15/10 (a)	924,375
	UbiquiTel Operating Co., Sr. Notes:
1,575,000	9.875% due 3/1/11 (a)	1,712,813
2,325,000	9.875% due 3/1/11 (c)	2,528,438
3,800,000	US Unwired Inc., Secured Notes, Series B, 10.000% due 6/15/12	4,132,500
4,175,000	Western Wireless Corp., Sr. Notes, 9.250% due 7/15/13	4,467,250

		83,319,339

Transportation — 0.7%
	Continental Airlines, Inc., Pass-Through Certificates:
1,764,635	Series 00-2, 8.312% due 4/2/11	1,247,159
675,000	Series 98-3, 7.250% due 11/1/05 (a)	597,830
2,336,559	Series 981C, 6.541% due 9/15/08	1,992,276
1,775,000	General Maritime Corp., Sr. Notes, 10.000% due 3/15/13	2,052,344

		5,889,609

Utilities — 6.5%
	The AES Corp., Sr. Notes:
1,325,000	9.500% due 6/1/09 (a)	1,533,687
1,400,000	9.375% due 9/15/10	1,645,000
4,425,000	7.750% due 3/1/14 (a)	4,834,313
3,450,000	Allegheny Energy Supply Statutory Trust 2001, Secured Notes, 10.250% due 11/15/07 (c)	3,984,750
2,550,000	Calpine Canada Energy Finance ULC, 8.500% due 5/1/08 (a)	1,581,000
	Calpine Corp.:
	Secured Notes:
5,705,000	8.500% due 7/15/10 (a)(c)	4,221,700
1,575,000	8.750% due 7/15/13 (a)(c)	1,149,750
500,000	Sr. Notes, 7.875% due 4/1/08 (a)	303,750

See Notes to Financial Statements.

SALOMON BROTHERS HIGH INCOME FUND II INC.

Schedule of Investments (unaudited) (continued)

October 31, 2004

Face Amount	Security*	Value
Utilities — 6.5% (continued)
$2,500,000	Calpine Generating Co. LLC, Secured Notes, 11.1688% due 4/1/11 (a)(c)(e)	$2,237,500
	Edison Mission Energy, Sr. Notes:
4,575,000	7.730% due 6/15/09	4,895,250
5,175,000	9.875% due 4/15/11 (a)	6,145,312
	Mirant Americas Generation, LLC, Sr. Notes:
2,075,000	7.625% due 5/1/06 (b)	2,033,500
2,925,000	9.125% due 5/1/31 (b)	2,793,375
9,350,000	NRG Energy, Inc., Secured Notes, 8.000% due 12/15/13 (c)	10,343,438
	Reliant Resources, Inc., Secured Notes:
5,325,000	9.250% due 7/15/10	5,937,375
3,975,000	9.500% due 7/15/13 (a)	4,491,750

		58,131,450

	Total Corporate Bonds & Notes (Cost — $781,861,076)	812,820,592

Convertible Bonds — 0.6%
Technology — 0.3%
4,450,000	Sanmina-SCI Corp, Sub. Debentures, zero coupon due 9/12/20	2,347,375

Telecommunications — 0.3%
2,675,000	American Tower Corp., Notes, 5.000% due 2/15/10	2,671,656

	Total Convertible Bonds (Cost — $3,506,504)	5,019,031

Face Amount†
Sovereign Bonds — 42.9%
Argentina — 0.8%
	Republic of Argentina:
4	10.000% due 9/19/08 (b)	0
3,825,000	Discount Bond, Series L-GL, 2.438% due 3/31/23 (b)(e)	2,084,625
9,075,000	Series L-GP, 6.000% due 3/31/23 (b)	4,991,250

		7,075,875

Brazil — 11.2%
	Federative Republic of Brazil:
12,365,000	12.250% due 3/6/30	15,298,596
42,605,000	11.000% due 8/17/40	48,026,486
13,519,968	C Bonds, 8.000% due 4/15/14	13,439,693

See Notes to Financial Statements.

SALOMON BROTHERS HIGH INCOME FUND II INC.

Schedule of Investments (unaudited) (continued)

October 31, 2004

Face Amount†	Security*	Value
Brazil — 11.2% (continued)
	Collective Action Securities:
$7,000,000	7.720% due 6/29/09 (e)	$7,668,500
3,000,000	10.500% due 7/14/14	3,375,750
8,382,420	DCB, Series L, 2.125% due 4/15/12 (e)	7,703,968
	FLIRB, Series L:
1,869,231	2.063% due 4/15/09 (c)(e)	1,822,500
657,692	Bearer, 2.063% due 4/15/09 (e)	641,250
1,429,488	NMB, Series L, 2.125% due 4/15/09 (e)	1,402,685

		99,379,428

Bulgaria — 0.2%
	Republic of Bulgaria:
250,250	2.750% due 7/28/11	249,624
1,350,000	8.250% due 1/15/15 (c)	1,692,562

		1,942,186

Colombia — 2.1%
	Republic of Colombia:
325,000	9.750% due 4/23/09	369,119
4,425,000	10.000% due 1/23/12	4,961,531
2,500,000	10.750% due 1/15/13	2,903,750
5,075,000	11.750% due 2/25/20	6,216,875
3,800,000	10.375% due 1/28/33	4,161,000

		18,612,275

Ecuador — 2.3%
	Republic of Ecuador:
10,820,000	12.000% due 11/15/12 (c)	10,874,100
11,765,000	7.000% due 8/15/30 (e)(c)	9,988,485

		20,862,585

El Salvador — 0.2%
2,065,000	Republic of El Salvador, Bonds, 7.750% due 1/24/23 (c)	2,230,200

Germany — 0.4%
2,975,000	Aries Vermoegensverwaltungs GmbH, Russian Federation Credit-Link Notes, Series C, 9.600% due 10/25/14 (c)	3,488,187

Mexico — 7.5%
	Petroleos Mexicanos:
3,100,000	6.125% due 8/15/08	3,293,750
250,000	7.375% due 12/15/14	277,625

See Notes to Financial Statements.

SALOMON BROTHERS HIGH INCOME FUND II INC.

Schedule of Investments (unaudited) (continued)

October 31, 2004

Face Amount†	Security*	Value
Mexico — 7.5% (continued)
	United Mexican States:
$950,000	11.375% due 9/15/16	$1,416,688
17,000,000	8.125% due 12/30/19	19,941,000
500,000	8.300% due 8/15/31	578,750
	Medium Term Notes:
25,145,000	6.625% due 3/3/15	27,012,016
	Series A:
1,075,000	6.375% due 1/16/13	1,145,413
12,819,000	5.875% due 1/15/14	13,136,270

		66,801,512

Panama — 0.7%
	Republic of Panama:
2,685,000	9.625% due 2/8/11	3,067,613
1,045,000	9.375% due 1/16/23	1,136,438
1,689,509	PDI, 2.750% due 7/17/16 (e)	1,554,349

		5,758,400

Peru — 1.8%
	Republic of Peru:
2,150,000	9.875% due 2/6/15	2,494,000
4,025,000	8.750% due 11/21/33	4,045,125
	FLIRB:
10,565,000	4.500% due 3/7/17 (e)	9,495,294
175,000	4.500% due 3/7/17 (c)(e)	157,281

		16,191,700

The Philippines — 1.9%
	Republic of the Philippines:
1,900,000	9.375% due 1/18/17	1,967,640
7,300,000	9.875% due 1/15/19	7,363,510
6,975,000	10.625% due 3/16/25	7,312,590

		16,643,740

Russia — 9.0%
	Russian Federation:
5,445,000	11.000% due 7/24/18 (c)	7,425,619
1,325,000	12.750% due 6/24/28 (c)	2,110,063
70,255,000	5.000% due 3/31/30 (c)(e)	70,364,773

		79,900,455

See Notes to Financial Statements.

SALOMON BROTHERS HIGH INCOME FUND II INC.

Schedule of Investments (unaudited) (continued)

October 31, 2004

Face Amount†	Security*	Value
South Africa — 0.6%
	Republic of South Africa:
$575,000	9.125% due 5/19/09	$687,125
4,650,000	6.500% due 6/2/14	5,068,500

		5,755,625

Turkey — 2.1%
	Republic of Turkey:
500,000	11.750% due 6/15/10	622,500
11,175,000	11.500% due 1/23/12	14,052,562
625,000	11.000% due 1/14/13	773,438
2,350,000	11.875% due 1/15/30	3,234,188

		18,682,688

Venezuela — 2.1%
	Republic of Venezuela:
7,875,000	5.375% due 8/7/10	7,235,156
3,075,000	9.250% due 9/15/27	3,150,338
	Collective Action Securities:
500,000	10.750% due 9/19/13	513,750
6,400,000	9.375% due 1/13/34	7,427,200
425,000	Series A, 6.750% due 3/31/20	419,953

		18,746,397

	Total Sovereign Bonds (Cost — $359,191,302)	382,071,253

Loan Participation (e)(f ) — 0.8%
Morocco — 0.8%
7,382,250	Kingdom of Morocco, Tranche A, 2.781% due 1/2/09 (UBS Financial Services Inc. and JPMorgan Chase & Co.) (Cost — $7,107,818)	7,271,516

Shares
Common Stock (g) — 4.4%
52,472	Mattress Discounters Corp. (d)‡	0
229,356	NTL Inc.	15,254,467
283,656	SpectraSite, Inc. (a)	14,551,553
375,814	Telewest Global Inc. (a)	4,622,512
658,202	UnitedGlobalCom Inc., Class A Shares (a)	4,923,351

	Total Common Stock (Cost — $45,524,670)	39,351,883

See Notes to Financial Statements.

SALOMON BROTHERS HIGH INCOME FUND II INC.

Schedule of Investments (unaudited) (continued)

October 31, 2004

Shares	Security*	Value
Escrow Shares (d)(g) — 0.0%
5,500,000	Imperial Holly Co.	$0
2,025,000	Pillowtex Corp.	0
2,648,056	Vlasic Foods International Inc.‡	238,325

	Total Escrow Shares (Cost — $0)	238,325

Preferred Stock — 0.6%
6,845	Alamosa Holdings, Inc., Series B, 7.500% due 7/31/13	5,169,686
	TCR Holding Corp. (d)(g)‡
17,552	Class B	17
52,657	Class C	53
25,451	Class D	25
9,654	Class E	10

	Total Preferred Stock (Cost — $2,110,899)	5,169,791

Warrants/Rights
Warrants & Rights (g) — 0.1%
1,800	American Tower Escrow Corp. (Exercise price of $0.01 per share expiring 8/1/08. Each warrant exercisable for 14.10 shares of common stock.) (c)	378,900
5,000	Asia Pulp & Paper (Exercise price of $7.8375 per share expiring on 3/15/05. Each warrant exercisable for 12.914 shares of common stock.) (c)(d)‡	0
3,500	Brown Jordan International Inc., (Exercise price of $0.01 per share expiring 8/15/07. Each warrant exercisable for 0.2298 shares of common stock.) (c)	31
30,928,049	ContiFinancial Corp. Liquidating Trust, Units of Interest. (Represents interests in a trust in the liquidation of ContiFinancial Corp. and its affiliates.)‡	463,921
2,750	Leap Wireless International Inc. (Exercise price of $96.80 per share expiring 4/15/10. Each warrant exercisable for 5.146 shares of common stock.) (c)(d)‡	0
3,500	Mattress Discounters Corp. (Exercise price of $0.01 per share expiring on 7/15/07. Each warrant exercisable for 4.85 shares of Class A common stock and 0.539 shares of Class L common stock.) (c)(d)‡	0
2,000	Mueller Holdings, Inc., (Exercise price of $0.01 per share expiring on 4/15/14. Each warrant exercisable for 109.820 shares of common stock.) (c)	121,000
13,614	Pillowtex Corp. (Exercise price of $28.99 per share expiring on 11/24/09. Each warrant exercisable for 1 share of common stock) (d)‡	14
5,000	Ubiquitel Operating Co. (Exercise price of $22.74 per share expiring on 4/15/10. Each warrant exercisable for 5.965 shares of common stock.) (c)‡	50
57,120	Venezuela Discount Right (d)	0

	Total Warrants & Rights (Cost — $1,141,384)	963,916

See Notes to Financial Statements.

SALOMON BROTHERS HIGH INCOME FUND II INC.

Schedule of Investments (unaudited) (continued)

October 31, 2004

Face Amount	Security*	Value
Repurchase Agreements — 2.9%
$5,415,000	Deutsche Bank Securities Inc. dated 10/29/04, 1.840% due 11/1/04; Proceeds at maturity — $5,415,830; (Fully collateralized by various U.S. Government agency obligations, 0.000% to 7.100% due 2/3/05 to 6/1/17; Market value — $5,523,300)	$5,415,000
10,000,000	Merrill Lynch Government Securities Inc. dated 10/29/04, 1.820% due 11/1/04; Proceeds at maturity — $10,001,517; (Fully collateralized by various U.S. Government agency obligations, 0.000% due 11/2/04 to 4/29/05; Market value — $10,200,037)	10,000,000
10,000,000	UBS Securities LLC dated 10/29/04, 1.840% due 11/1/04; Proceeds at maturity — $10,001,533; (Fully collateralized by various U.S. Government agency obligations, 0.000% to 8.875% due 12/7/04 to 8/6/38; Market value — $10,200,021)	10,000,000

	Total Repurchase Agreements (Cost — $25,415,000)	25,415,000

	Total Investments — 143.7% (Cost — $1,225,858,653**)	1,278,321,307

	Liabilities in Excess of Other Assets — (43.7)%	(388,733,170)

	Total Net Assets — 100.0%	$889,588,137

Loaned Securities Collateral
222,545,826	State Street Navigator Securities Lending Trust Prime Portfolio (Cost — $222,545,826)	$222,545,826

*	All securities except for those that are on loan are segregated as collateral pursuant to a loan agreement.
†	Face amount denominated in U.S. dollars unless otherwise indicated.
‡	This security has been deemed illiquid.
(a)	All or portion of this security is on loan (See Notes 1 and 3).
(b)	Security is currently in default.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to the guidelines approved by the Board of Directors.
(d)	Security is valued in accordance with fair valuation procedures.
(e)	Rate shown reflects current rate on instrument with variable rates or step coupon rates.
(f)	Participation interest was acquired through the financial institution indicated parenthetically.
(g)	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ARS	—	Argentina Peso
DCB	—	Debt Conversion Bond
FLIRB	—	Front-Loaded Interest Reduction Bond
NMB	—	New Money Bond
PDI	—	Past Due Interest

See Notes to Financial Statements.

SALOMON BROTHERS HIGH INCOME FUND II INC.

Statement of Assets and Liabilities (unaudited)

October 31, 2004

ASSETS:
Investments, at value (Cost — $1,225,858,653)	$1,278,321,307
Loaned securities collateral, at value (Cost — $222,545,826) (Note 3)	222,545,826
Cash	807
Interest and dividend receivable	25,144,240
Receivable for securities sold	7,305,863
Prepaid expenses	10,591

Total Assets	1,533,328,634

LIABILITIES:
Loan payable (Note 4)	300,000,000
Payable for loaned securities collateral (Note 3)	222,545,826
Payable for open reverse repurchase agreements (Notes 1 and 3)	116,925,892
Payable for securities purchased	2,298,836
Management fee payable	1,096,848
Interest payable (Notes 3 and 4)	690,138
Administration fee payable	109,680
Accrued expenses	73,277

Total Liabilities	643,740,497

Total Net Assets	$889,588,137

NET ASSETS:
Common stock ($0.001 par value, 100,000,000 shares authorized; 76,978,864 shares outstanding)	$76,979
Capital paid in excess of par value	1,049,163,961
Overdistributed net investment income	(9,482,889)
Accumulated net realized loss from investment transactions	(202,632,568)
Net unrealized appreciation of investments	52,462,654

Total Net Assets	$889,588,137

Net Asset Value, per share ($889,588,137 ÷ 76,978,864 shares outstanding)	$11.56

See Notes to Financial Statements.

SALOMON BROTHERS HIGH INCOME FUND II INC.

Statement of Operations (unaudited)

For the Six Months Ended October 31, 2004

INVESTMENT INCOME:
Interest (Note 3)	$50,357,514
Dividends	72,995

Total Investment Income	50,430,509

EXPENSES:
Management fee (Note 2)	5,965,850
Interest expense (Notes 3 and 4)	3,235,641
Administration fee (Note 2)	596,585
Shareholder communications	91,837
Legal	71,563
Custody	71,044
Loan fees	62,014
Registration fees	32,536
Directors’ fees	31,620
Shareholder servicing fees	27,032
Audit	23,773
Insurance	5,152
Other	6,808

Total Expenses	10,221,455

Net Investment Income	40,209,054

REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTES 1 AND 3):
Net Realized Gain from Investment Transactions	22,503,012
Net Increase in Unrealized Appreciation on Investments	27,190,782

Net Gain on Investments	49,693,794

Increase in Net Assets From Operations	$89,902,848

See Notes to Financial Statements.

SALOMON BROTHERS HIGH INCOME FUND II INC.

Statements of Changes in Net Assets

For the Six Months Ended October 31, 2004 (unaudited) and the Year Ended April 30, 2004

	October 31	April 30
OPERATIONS:
Net investment income	$40,209,054	$83,808,800
Net realized gain	22,503,012	54,293,792
Net increase in unrealized appreciation	27,190,782	9,244,230

Increase in Net Assets From Operations	89,902,848	147,346,822

DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income	(49,691,943)	(103,492,241)

Decrease in Net Assets From Dividends to Shareholders	(49,691,943)	(103,492,241)

FUND SHARE TRANSACTIONS:
Proceeds from shares issued on reinvestment of dividends (913,931 and 2,032,308 shares issued, respectively)	10,355,620	23,600,889

Increase in Net Assets From Fund Share Transactions	10,355,620	23,600,889

Increase in Net Assets	50,566,525	67,455,470

NET ASSETS:
Beginning of period	839,021,612	771,566,142

End of period*	$889,588,137	$839,021,612

* Included overdistributed net investment income of:	$(9,482,889)	—

See Notes to Financial Statements.

SALOMON BROTHERS HIGH INCOME FUND II INC.

Statement of Cash Flows (unaudited)

For the Six Months Ended October 31, 2004

CASH FLOWS PROVIDED (USED) BY OPERATING ACTIVITIES:
Interest and dividend received	$43,166,549
Operating expenses paid	(6,997,871)
Net purchases of short-term investments	(1,217,000)
Net purchases of long-term investments	(427,763,490)
Proceeds from disposition of long-term investments	314,990,456
Increase in securities purchased with loaned securities collateral	(16,861,411)
Decrease in payable from securities purchased with loaned securities collateral	16,861,411
Interest paid	(2,936,146)

Net Cash Used By Operating Activities	(80,757,502)

CASH FLOWS PROVIDED (USED) BY FINANCING ACTIVITIES:
Cash distributions paid on Common Stock	(49,691,943)
Proceeds from reverse repurchase agreements	116,925,892
Proceeds from shares issued on reinvestment of dividends	10,355,620

Net Cash Provided By Financing Activities	77,589,569

Net Decrease in Cash	(3,167,933)
Cash, Beginning of period	3,168,740

Cash, End of period	$807

RECONCILIATION OF INCREASE IN NET ASSETS FROM OPERATIONS TO NET CASH FLOWS PROVIDED (USED) BY OPERATING ACTIVITIES:
Increase in Net Assets From Operations	$89,902,848

Accretion of discount on investments	(6,227,194)
Amortization of premium on investments	971,011
Capitalized income on payment-in-kind securities	(296,178)
Increase in investments, at value	(159,025,358)
Increase in interest and dividend receivable	(1,711,599)
Increase in receivable for securities sold	(6,499,874)
Decrease in prepaid expenses	32,536
Increase in payable for securities purchased	1,841,404
Increase in interest payable	299,495
Decrease in accrued expenses	(44,593)

Total Adjustments	(170,660,350)

Net Cash Flows Used By Operating Activities	$(80,757,502)

See Notes to Financial Statements.

SALOMON BROTHERS HIGH INCOME FUND II INC.

Financial Highlights

Data for a share of capital stock outstanding throughout each year ended April 30, unless otherwise noted:

	2004(1)(2)		2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$11.03		$10.42	$10.48	$11.08	$11.85	$ 13.54

Income (Loss) From Operations:
Net investment income	0.53		1.12	1.18	1.27	1.37	1.45
Net realized and unrealized gain (loss)	0.63		0.85	0.12	(0.50)	(0.58)	(1.70)

Total Income (Loss) From Operations	1.16		1.97	1.30	0.77	0.79	(0.25)

Less Dividends From:
Net investment income	(0.65)		(1.38)	(1.16)	(1.18)	(1.40)	(1.44)
Return of capital	—		—	(0.22)	(0.20)	(0.16)	—

Total Dividends	(0.65)		(1.38)	(1.38)	(1.38)	(1.56)	(1.44)

Increase in Net Asset Value Due to Shares Issued on Reinvestment of Dividends	0.02		0.02	0.02	0.01	—	—

Net Asset Value, End of Period	$11.56		$11.03	$10.42	$10.48	$11.08	$ 11.85

Market Price, End of Period	$12.11		$11.75	$11.65	$11.65	$10.96	$11.750

Total Return, Based on Market Price, Per Share(3)	9.12	%†	13.51%	15.00%	20.83%	6.85%	5.45%
Ratios to Average Net Assets:
Total expenses, including interest expense	2.41	%‡	2.17%	2.49%	2.80%	3.09%	2.09%
Total expenses, excluding interest expense (operating expenses)	2.34	%‡	1.57%	1.63%	1.57%	1.43%	1.29%
Net investment income	9.49	%‡	10.18%	12.64%	12.08%	11.87%	11.48%
Net Assets, End of Period (000s)	$889,588		$839,022	$771,566	$750,334	$764,344	$790,743
Portfolio Turnover Rate	29%		50%	87%	118%	118%	68%
Loans Outstanding, End of Period (000s)	$300,000		$300,000	$300,000	$260,000	$260,000	$105,000
Weighted Average Interest Rate on Loans	1.91%		1.64%	2.15%	3.44%	6.69%	6.18%

(1)	For the six months ended October 31, 2004 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	For purposes of this calculation, dividends are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan and the broker commission paid to purchase or sell a share is excluded.
†	Total return is not annualized, as it may not be representative of the total return for the year.
‡	Annualized.

See Notes to Financial Statements.

SALOMON BROTHERS HIGH INCOME FUND II INC.

Notes to Financial Statements (unaudited)

Note  1.  Significant  Accounting  Policies

Salomon Brothers High Income Fund II Inc. (“Fund”) was incorporated in Maryland and is registered as a diversified, closed-end, management investment company under the Investment Company Act of 1940, as amended. The Fund seeks to maximize current income by investing at least 80% of its net assets plus any borrowings for investment purposes in high yield debt securities (as defined in the Fund’s prospectus). As a secondary objective, the Fund seeks capital appreciation to the extent consistent with its objective of seeking to maximize current income.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) INVESTMENTS VALUATION. In valuing the Fund’s assets, all securities for which market quotations are readily available are valued (i) at the last sale price prior to the time of determination if there were a sale on the date of determination, (ii) at the mean between the last current bid and asked prices if there were no sales on such date and bid and asked quotations are available, and (iii) at the bid price if there were no sales price on such date and only bid quotations are available. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last current bid and asked price as of the close of business of that market. However, when the spread between bid and asked price exceeds five percent of the par value of the security, the security is valued at the bid price. Securities may also be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. When market quotations are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which approximates market value.

(b) REPURCHASE AGREEMENTS. When entering into repurchase agreements, it is the Fund’s policy that a custodian take possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the

SALOMON BROTHERS HIGH INCOME FUND II INC.

Notes to Financial Statements (unaudited) (continued)

extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) REVERSE REPURCHASE AGREEMENTS. The Fund may enter into reverse repurchase agreements in which the Fund sells portfolio securities and agrees to repurchase them from the buyer at a specified date and price. Whenever the Fund enters into a reverse repurchase agreement, the Fund’s custodian delivers liquid assets to the counterparty in an amount at least equal to the repurchase price marked-to-market daily (including accrued interest), and subsequently monitors the account to ensure that such equivalent value is maintained. The Fund pays interest on amounts obtained pursuant to reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings by the Fund. Reverse repurchase agreements involve leverage risk and the risk that the market value of securities purchased with the proceeds from the reverse repurchase agreement may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase.

(d) LENDING OF PORTFOLIO SECURITIES. The Fund has an agreement with their custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations, and receives a lender’s fee. Fees earned by the Fund on securities lending are recorded as interest income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund maintains exposure for the risk of any losses in the investment of amounts received as collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(e) LOAN PARTICIPATIONS. The Fund invests in fixed and floating rate loans arranged through private negotiations between a foreign sovereign entity and one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. When the Fund purchases assignments from lenders, the Fund will acquire direct rights against the borrower on the loan, except that under certain circumstances such rights may be more limited than those held by the assigning

SALOMON BROTHERS HIGH INCOME FUND II INC.

Notes to Financial Statements (unaudited) (continued)

lender. The Fund may have difficulty disposing of Participation/assignment because the market for certain instruments may not be highly liquid.

(f) CREDIT AND MARKET RISK. The yields of emerging markets debt obligations and high-yield corporate debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, overall greater risk of timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund.

(g) CASH FLOW INFORMATION. The Fund invests in securities and distributes dividends from net investment income and net realized gains which are paid in cash and may be reinvested at the discretion of shareholders. These activities are reported in the Statement of Changes in Net Assets and additional information on cash receipts and cash payments is presented in the Statement of Cash Flows.

(h) INVESTMENT TRANSACTIONS. Investment transactions are recorded on trade date. Interest income is accrued on a daily basis. Market discount or premium on securities purchased is accreted or amortized, respectively, on an effective yield basis over the life of the security. The Fund uses the specific identification method for determining realized gain or loss on investments. Dividend income is recorded on ex-dividend date.

(i) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. The Fund declares and pays dividends to shareholders monthly from net investment income. Net realized gains, if any, in excess of loss carryovers are expected to be distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets.

(j) FEDERAL AND OTHER TAXES. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividend and capital gains.

Note  2.  Management  Fee  and  Other  Transactions

Salomon Brothers Asset Management Inc (“Investment Manager”), an indirect wholly-owned subsidiary of Citigroup Inc. (“Citigroup”), acts as investment manager to the Fund. The Investment Manager is responsible on a day-to-day basis for the management of the Fund’s

SALOMON BROTHERS HIGH INCOME FUND II INC.

Notes to Financial Statements (unaudited) (continued)

portfolio in accordance with the Fund’s investment objectives and policies and for making decisions to buy, sell or hold particular securities of the Fund. The management fee for these services is payable monthly at an annual rate of 1.00% of the Fund’s average weekly net assets plus the proceeds of any outstanding borrowings used for leverage.

Smith Barney Fund Management LLC (“Administrator”), another indirect wholly-owned subsidiary of Citigroup, acts as the Fund’s administrator for which the Fund pays a monthly fee at an annual rate of 0.10% of the value of the Fund’s average weekly net assets plus the proceeds of any outstanding borrowings used for leverage. The administrator performs certain administrative services necessary for the operation of the Fund.

During periods in which the Fund is utilizing financial leverage, the fees which are payable to the Investment Manager and Administrator as a percentage of the Fund’s assets will be higher than if the Fund did not utilize leverage because the fees are calculated as a percentage of the Fund’s assets, including those investments purchased with leverage.

Certain officers and/or Directors of the Fund are also officers and/or Directors of the Investment Manager and do not receive compensation from the Company.

Note  3.  Portfolio  Activity

During the six months ended October 31, 2004, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$427,763,490

Sales	$314,990,456

At October 31, 2004, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation	$109,371,106
Gross unrealized depreciation	(56,908,452)

Net unrealized appreciation	$52,462,654

Transactions in reverse repurchase agreements for the Fund during the period ended October 31, 2004 were as follow:

Average Daily Balance	Weighted Average Interest Rate	Maximum Amount Outstanding
$43,080,542	1.578%	117,524,392

Interest rates on reverse repurchase agreements ranged from 1.000% to 1.900% during the six months ended October 31, 2004. Interest paid on reverse repurchase agreements totaled $152,447.

SALOMON BROTHERS HIGH INCOME FUND II INC.

Notes to Financial Statements (unaudited) (continued)

In addition, at October 31, 2004, the Fund had the following open reverse repurchase agreements outstanding:

Face Amount	Security	Value
$13,883,642	Reverse Repurchase Agreement with JPMorgan Chase & Co., dated 8/20/04 bearing 1.000% to be repurchased at $14,024,407 on 8/20/05, collateralized by: $12,000,000 Federative Republic of Brazil, C Bond, 8.000% due 4/15/14; Market value $11,928,750	$13,883,642
10,739,750	Reverse Repurchase Agreement with UBS Financial Services Inc., dated 8/20/04 bearing 1.550% to be repurchased at $10,908,528 on 8/20/05, collateralized by: $10,000,000 Federative Republic of Brazil, 12.500% due 3/6/30; Market value $12,372,500	10,739,750
17,272,500	Reverse Repurchase Agreement with JPMorgan Chase & Co., dated 9/24/04 bearing 1.550% to be repurchased at $17,543,942 on 9/24/05, collateralized by: $15,000,000 Federative Republic of Brazil, 11.000% due 8/17/40; Market value $16,908,750	17,272,500
7,213,500	Reverse Repurchase Agreement with JPMorgan Chase & Co., dated 9/24/04 bearing 1.450% to be repurchased at $7,319,548 on 9/24/05, collateralized by: $7,000,000 Republic of Ecuador, 12.000% due 11/15/12; Market value $7,035,000	7,213,500
3,091,500	Reverse Repurchase Agreement with JPMorgan Chase & Co., dated 9/24/04 bearing 1.450% to be repurchased at $3,316,949 on 9/24/05, collateralized by: $3,000,000 Republic of Ecuador, 12.000% due 11/15/12; Market value $3,015,000	3,091,500
12,456,000	Reverse Repurchase Agreement with JPMorgan Chase & Co., dated 9/24/04 bearing 1.400% to be repurchased at $12,632,806 on 9/24/05, collateralized by: $12,000,000 United Mexican States, 5.875% due 1/15/14; Market value $12,297,000	12,456,000
15,064,000	Reverse Repurchase Agreement with JPMorgan Chase & Co., dated 9/24/04 bearing 1.650% to be repurchased at $15,316,008 on 9/24/05, collateralized by: $14,000,000 United Mexican States, 6.625% due 3/3/15; Market value $15,039,500	15,064,000
6,440,000	Reverse Repurchase Agreement with JPMorgan Chase & Co., dated 9/24/04 bearing 1.750% to be repurchased at $6,554,265 on 9/24/05, collateralized by: $7,000,000 Republic of Venezuela, 5.375% due 8/7/10; Market value $6,431,250	6,440,000
30,765,000	Reverse Repurchase Agreement with CS First Boston Corp., dated 10/12/04 bearing 1.900% to be repurchased at $31,357,654 on 10/12/05, collateralized by: $35,000,000 Russian Federation, 5.000% due 3/31/30; Market value $35,054,688	30,765,000

	Total Reverse Repurchase Agreements (Cost — $116,925,892)	$116,925,892

SALOMON BROTHERS HIGH INCOME FUND II INC.

Notes to Financial Statements (unaudited) (continued)

At October 31, 2004, the Fund loaned securities having a market value of $218,620,691. The Fund received cash collateral amounting to $222,545,826 which was invested into the State Street Navigator Securities Lending Trust Prime Portfolio, a Rule 2a-7 money market fund.

Income earned by the Fund from securities lending for the six months ended October 31, 2004 was $244,483.

At October 31, 2004, the Fund held loan participations with a total cost of $7,107,818 and with a total market value of $7,271,516.

Note  4.  Loan

At October 31, 2004, the Fund had outstanding a $300,000,000 loan pursuant to a revolving credit and security agreement with Crown Capital Company LLC, and Citicorp North America Inc. (“CNA”), an affiliate of SBAM. In addition, CNA acts as administrative agent. The loans generally bear interest at a variable rate based on the weighted average interest rates of the underlying commercial paper or LIBOR, plus any applicable margin. Securities held by the Fund are subject to a lien, granted to the lenders, to the extent of the borrowing outstanding and any additional expenses. For the six months ended October 31, 2004, the Fund paid interest expense on this loan of $2,783,699.

Note  5.  Dividends  Subsequent  to  October  31,  2004

On July 29, 2004, the Board of Directors of the Fund declared dividends in the amount of $0.095 per share, payable on November 26, 2004 to shareholders of record on November 16, 2004.

In addition, on October 22, 2004, the Fund’s Board declared three dividends, each in the amount of $0.095 per share, payable on December 17, 2004, January 28, 2005 and February 25, 2005 to shareholders of record on December 7, 2004, January 19, 2005 and February 15, 2005, respectively.

Note  6.  Capital  Loss  Carryforward

On April 30, 2004, the Fund had a net capital loss carryforward of $223,976,000, of which $2,302,000 expires in 2007, $40,142,000 expires in 2008, $10,635,000 expires in 2009, $93,766,000 expires in 2010 and $77,131,000 expires in 2011. This amount will be available to offset like amounts of any future taxable gains.

Note  7.  Additional  Information

In connection with an investigation previously disclosed by Citigroup, the Staff of the Securities and Exchange Commission (“SEC”) has notified Citigroup Asset Management (“CAM”), the Citigroup business unit that includes the Funds’ investment manager and other investment advisory companies; Citicorp Trust Bank (“CTB”), an affiliate of CAM; Thomas

SALOMON BROTHERS HIGH INCOME FUND II INC.

Notes to Financial Statements (unaudited) (continued)

W. Jones, the former CEO of CAM; and three other individuals, one of whom is an employee and the other two of whom were former employees of CAM, that the SEC Staff is considering recommending a civil injunctive action and/or an administrative proceeding against each of them relating to the creation and operation of an internal transfer agent unit to serve various CAM-managed funds.

In 1999, CTB entered the transfer agent business. CTB hired an unaffiliated subcontractor to perform some of the transfer agent services. The subcontractor, in exchange, had signed a separate agreement with CAM in 1998 that guaranteed investment management revenue to CAM and investment banking revenue to a CAM affiliate. The sub-contractor’s business was later taken over by PFPC Inc., and at that time the revenue guarantee was eliminated and a one-time payment was made by the subcontractor to a CAM affiliate.

CAM did not disclose the revenue guarantee when the boards of various CAM-managed funds hired CTB as transfer agent. Nor did CAM disclose to the boards of the various CAM-managed funds the one-time payment received by the CAM affiliate when it was made.

In addition, the SEC Staff has indicated that it is considering recommending action based on the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangement, CAM’s initiation and operation of, and compensation for, the transfer agent business and CAM’s retention of, and agreements with, the subcontractor.

Citigroup is cooperating fully in the investigation and will seek to resolve the matter in discussions with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Fund. As previously disclosed, CAM has already agreed to pay the applicable funds, primarily through fee waivers, a total of approximately $17 million (plus interest) that is the amount of the revenue received by Citigroup relating to the revenue guarantee.

The Fund did not implement the contractual arrangement described above and therefore will not receive any portion of such payment.

SALOMON BROTHERS HIGH INCOME FUND II INC.

Additional Information (unaudited)

Results of Annual Meeting of Stockholders

The Fund held its Annual Meeting of Stockholders on August 6, 2004, for the purpose of voting upon the election of Carol L. Colman, William P. Hutchinson and R. Jay Gerken as Class III Directors of the Fund, to serve until the 2007 Annual Meeting of Stockholders. The following table provides information concerning the matter voted upon at the Meeting.

1. Election of Directors

Nominees	Votes For	Votes Withheld

Class III — to serve until the year 2007
Carol L. Colman	71,904,006	814,363
William R. Hutchinson	71,903,037	815,332
R. Jay Gerken	71,953,040	765,329

At October 31, 2004, in addition to Carol L. Colman, William P. Hutchinson, and R. Jay Gerken, the other Directors of the Fund were as follows:

Daniel P. Cronin

Leslie H. Gelb

Riordan Roett

Jeswald W. Salacuse

SALOMON BROTHERS HIGH INCOME FUND II INC.

Dividend Reinvestment Plan (unaudited)

Pursuant to certain rules of the Securities and Exchange Commission the following additional disclosure is provided.

Each shareholder purchasing shares of common stock (“Shares”) of Salomon Brothers High Income Fund II Inc. (“Fund”) will be deemed to have elected to be a participant in the Dividend Reinvestment Plan (“Plan”), unless the shareholder specifically elects in writing (addressed to the Agent at the address below or to any nominee who holds Shares for the shareholder in its name) to receive all income dividends and distributions of capital gains in cash, paid by check, mailed directly to the record holder by or under the direction of PFPC Inc. as the Fund’s dividend-paying agent (“Agent”). A shareholder whose Shares are held in the name of a broker or nominee who does not provide an automatic reinvestment service may be required to take such Shares out of “street name” and register such Shares in the shareholder’s name in order to participate, otherwise dividends and distributions will be paid in cash to such shareholder by the broker or nominee. Each participant in the Plan is referred to herein as a “Participant.” The Agent will act as Agent for each Participant, and will open accounts for each Participant under the Plan in the same name as their Shares are registered.

Unless the Fund declares a dividend or distribution payable only in the form of cash, the Agent will apply all dividends and distributions in the manner set forth below.

If, on the determination date (as defined below), the market price per Share equals or exceeds the net asset value per Share on that date (such condition, a “market premium”), the Agent will receive the dividend or distribution in newly issued Shares of the Fund on behalf of Participants. If, on the determination date, the net asset value per Share exceeds the market price per Share (such condition, a “market discount”), the Agent will purchase Shares in the open market. The determination date will be the fourth New York Stock Exchange trading day (a New York Stock Exchange trading day being referred to herein as a “Trading Day”) preceding the payment date for the dividend or distribution. For purposes herein, “market price” will mean the average of the highest and lowest prices at which the Shares sell on the New York Stock Exchange on the particular date, or if there is no sale on that date, the average of the closing bid and asked quotations.

Purchases made by the Agent will be made as soon as practicable commencing on the Trading Day following the determination date and terminating no later than 30 days after the dividend or distribution payment date except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities law; provided, however, that such purchases will, in any event, terminate on the Trading Day prior to the “ex-dividend” date next succeeding the dividend or distribution payment date.

If (i) the Agent has not invested the full dividend amount in open market purchases by the date specified at the bottom of the prior page as the date on which such purchases must terminate or (ii) a market discount shifts to a market premium during the purchase period, then the

SALOMON BROTHERS HIGH INCOME FUND II INC.

Dividend Reinvestment Plan (unaudited) (continued)

Agent will cease making open market purchases and will receive the uninvested portion of the dividend amount in newly issued Shares (x) in the case of (i) above, at the close of business on the date the Agent is required to terminate making open market purchases as specified at the bottom of the prior page or (y) in the case of (ii) above, at the close of business on the date such shift occurs; but in no event prior to the payment date for the dividend or distribution.

In the event that all or part of a dividend or distribution amount is to be paid in newly issued Shares, such Shares will be issued to Participants in accordance with the following formula: (i) if, on the valuation date, the net asset value per share is less than or equal to the market price per Share, then the newly issued Shares will be valued at net asset value per Share on the valuation date provided, however, that if the net asset value is less than 95% of the market price on the valuation date, then such Shares will be issued at 95% of the market price and (ii) if, on the valuation date, the net asset value per share is greater than the market price per Share, then the newly issued Shares will be issued at the market price on the valuation date. The valuation date will be the dividend or distribution payment date, except that with respect to Shares issued pursuant to the paragraph above, the valuation date will be the date such Shares are issued. If a date that would otherwise be a valuation date is not a Trading Day, the valuation date will be the next preceding Trading Day.

The open market purchases provided for above may be made on any securities exchange on which the Shares of the Fund are traded, in the over-the-counter market or in negotiated transactions, and may be on such terms as to price, delivery and otherwise as the Agent shall determine. Funds held by the Agent uninvested will not bear interest, and it is understood that, in any event, the Agent shall have no liability in connection with any inability to purchase Shares within the time periods herein provided, or with the timing of any purchases effected. The Agent shall have no responsibility as to the value of the Shares acquired for the Participant’s account. The Agent may commingle amounts of all Participants to be used for open market purchases of Shares and the price per Share allocable to each Participant in connection with such purchases shall be the average price (including brokerage commissions) of all Shares purchased by the Agent.

The Agent will maintain all Participant accounts in the Plan and will furnish written confirmations of all transactions in each account, including information needed by Participants for personal and tax records. The Agent will hold Shares acquired pursuant to the Plan in noncertificated form in the Participant’s name or that of its nominee, and each Participant’s proxy will include those Shares purchased pursuant to the Plan. The Agent will forward to Participants any proxy solicitation material and will vote any Shares so held for Participants only in accordance with the proxy returned by Participants to the Fund. Upon written request, the Agent will deliver to Participants, without charge, a certificate or certificates for the full Shares.

SALOMON BROTHERS HIGH INCOME FUND II INC.

Dividend Reinvestment Plan (unaudited) (continued)

The Agent will confirm to Participants each acquisition made for their respective accounts as soon as practicable but not later than 60 days after the date thereof. Although Participants may from time to time have an undivided fractional interest (computed to three decimal places) in a Share of the Fund, no certificates for fractional shares will be issued. Dividends and distributions on fractional shares will be credited to each Participant’s account. In the event of termination of a Participant’s account under the Plan, the Agent will adjust for any such undivided fractional interest in cash at the market value of the Fund’s Shares at the time of termination less the pro rata expense of any sale required to make such an adjustment.

Any share dividends or split shares distributed by the Fund on Shares held by the Agent for Participants will be credited to their respective accounts. In the event that the Fund makes available to Participants rights to purchase additional Shares or other securities, the Shares held for Participants under the Plan will be added to other Shares held by the Participants in calculating the number of rights to be issued to Participants.

The Agent’s service fee for handling capital gains distributions or income dividends will be paid by the Fund. Participants will be charged a pro rata share of brokerage commissions on all open market purchases.

Participants may terminate their accounts under the Plan by notifying the Agent in writing or by calling 1-800-331-1710. Such termination will be effective immediately if notice is received by the Agent not less than ten days prior to any dividend or distribution record date; otherwise such termination will be effective on the first Trading Day after the payment due for such dividend or distribution with respect to any subsequent dividend or distribution. The Plan may be amended or terminated by the Fund as applied to any dividend or capital gains distribution paid subsequent to written notice of the change or termination sent to Participants at least 30 days prior to the record date for the dividend or capital gains distribution. The Plan may be amended or terminated by the Agent, with the Fund’s prior written consent, on at least 30 days’ written notice to Plan Participants. Notwithstanding the preceding two sentences, the Agent or the Fund may amend or supplement the Plan at any time or times when necessary or appropriate to comply with applicable law or rules or policies of the Securities and Exchange Commission or any other regulatory authority. Upon any termination, the Agent will cause a certificate or certificates for the full Shares held by each Participant under the Plan and cash adjustment for any fraction to be delivered to each Participant without charge. If the Participant elects by notice to the Agent in writing in advance of such termination to have the Agent sell part or all of a Participant’s Shares and remit the proceeds to Participant, the Agent is authorized to deduct a $2.50 fee plus brokerage commission for this transaction from the proceeds.

Any amendment or supplement shall be deemed to be accepted by each Participant unless, prior to the effective date thereof, the Agent receives written notice of the termination of the Participant’s account under the Plan. Any such amendment may include an appointment by the

SALOMON BROTHERS HIGH INCOME FUND II INC.

Dividend Reinvestment Plan (unaudited) (continued)

Agent in its place and stead of a successor Agent under these terms and conditions, with full power and authority to perform all or any of the acts to be performed by the Agent under these terms and conditions. Upon any such appointment of an Agent for the purpose of receiving dividends and distributions, the Fund will be authorized to pay to such successor Agent, for each Participant’s account, all dividends and distributions payable on Shares of the Fund held in each Participant’s name or under the Plan for retention or application by such successor Agent as provided in these terms and conditions.

In the case of Participants, such as banks, broker-dealers or other nominees, which hold Shares for others who are beneficial owners (“Nominee Holders”), the Agent will administer the Plan on the basis of the number of Shares certified from time to time by each Nominee Holder as representing the total amount registered in the Nominee Holder’s name and held for the account of beneficial owners who are to participate in the Plan.

The Agent shall at all times act in good faith and use its best efforts within reasonable limits to insure the accuracy of all services performed under this Agreement and to comply with applicable law, but assumes no responsibility and shall not be liable for loss or damage due to errors unless such error is caused by its negligence, bad faith, or willful misconduct or that of its employees.

All correspondence concerning the Plan should be directed to the Agent at P.O. Box 43027, Providence, RI 02940-3027.

SALOMON BROTHERS HIGH INCOME FUND II INC.

Additional Shareholder Information (unaudited)

The report is transmitted to the shareholders of the Fund for their information. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may purchase at market prices from time to time shares of its common stock in the open market.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Funds Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-446-1013.

Information on how the Fund voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-446-1013, (2) on the Fund’s website at www.citigroupAM.com and (3) on the SEC’s website at www.sec.gov.

SALOMON BROTHERS HIGH INCOME FUND II INC.

Directors

CAROL L. COLMAN

DANIEL P. CRONIN

LESLIE H. GELB

R. JAY GERKEN, CFA

WILLIAM R. HUTCHINSON

RIORDAN ROETT

JESWALD W. SALACUSE

Officers

R. JAY GERKEN, CFA

Chairman

PETER J. WILBY, CFA

President

ANDREW B. SHOUP

Senior Vice President and

Chief Administrative Officer

FRANCES M. GUGGINO

Chief Financial Officer and Treasurer

JAMES E. CRAIGE, CFA

Executive Vice President

THOMAS K. FLANAGAN, CFA

Executive Vice President

MAUREEN O’CALLAGHAN

Executive Vice President

BETH A. SEMMEL, CFA

Executive Vice President

ANDREW BEAGLEY

Chief Compliance Officer

WENDY S. SETNICKA

Controller

ROBERT I. FRENKEL

Secretary and Chief Legal Officer

Salomon Brothers High Income Fund II Inc.

125 Broad Street

10th Floor, MF-2

New York, New York 10004

Telephone 1-888-777-0102

INVESTMENT MANAGER

Salomon Brothers Asset Management Inc

399 Park Avenue

New York, New York 10022

CUSTODIAN

State Street Bank and Trust Company

225 Franklin Street

Boston, Massachusetts 02110

TRANSFER AGENT

PFPC Inc.

P.O. Box 43027

Providence, RI 02940-3027

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

300 Madison Avenue

New York, New York 10017

LEGAL COUNSEL

Simpson Thacher & Bartlett LLP

425 Lexington Avenue

New York, New York 10017-3909

NEW YORK STOCK EXCHANGE SYMBOL

HIX

ITEM 2. CODE OF ETHICS.

Not Applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Board of Directors of the Fund has delegated the authority to develop policies and procedures relating to proxy voting to the Manager. The Manager is part of Citigroup Asset Management (“CAM”), a group of investment adviser affiliates of Citigroup, Inc. (“Citigroup”). Along with the other investment advisers that comprise CAM, the Manager has adopted a set of proxy voting policies and procedures (the “Policies”) to ensure that the Manager votes proxies relating to equity securities in the best interest of clients.

In voting proxies, the Manager is guided by general fiduciary principles and seeks to act prudently and solely in the best interest of clients. The Manager attempts to consider all factors that could affect the value of the investment and will vote proxies in the manner that it believes will be consistent with efforts to maximize shareholder values. The Manager may utilize an external service provider to provide it with information and/or a recommendation with regard to proxy votes. However, such recommendations do not relieve the Manager of its responsibility for the proxy vote.

In the case of a proxy issue for which there is a stated position in the Policies, CAM generally votes in accordance with such stated position. In the case of a proxy issue for which there is a list of factors set forth in the Policies that CAM considers in voting on such issue, CAM votes on a case-by-case basis in accordance with the general principles set forth above and considering such enumerated factors. In the case of a proxy issue for which there is no stated position or list of factors that CAM considers in voting on such issue, CAM votes on a case-by-case basis in accordance with the general principles set forth above. Issues for which there is a stated position set forth in the Policies or for which there is a list of factors set forth in the Policies that CAM considers in voting on such issues fall into a variety of categories, including election of directors, ratification of auditors, proxy and tender offer defenses, capital structure issues, executive and director compensation, mergers and corporate restructurings, and social and environmental issues. The stated position on an issue set forth in the Policies can always be superseded, subject to the duty to act solely in the best interest of the beneficial owners of accounts, by the investment management professionals responsible for the account whose shares are being voted. Issues applicable to a particular industry may cause CAM to abandon a policy that would have otherwise applied to issuers generally. As a result of the independent investment advisory services provided by distinct CAM business units, there may be occasions when different business units or different portfolio managers within the same business unit vote differently on the same issue.

In furtherance of the Manager’s goal to vote proxies in the best interest of clients, the Manager follows procedures designed to identify and address material conflicts that may arise between the Manager’s interests and those of its clients before voting proxies on behalf of such clients. To seek to identify conflicts of interest, CAM periodically notifies CAM employees (including employees of the Manager) in writing that they are under an obligation (i) to be aware of the potential for conflicts of interest with respect to voting proxies on behalf of client accounts both as a result of their personal relationships and due to special circumstances that may arise during the conduct of CAM’s and the Manager’s business, and (ii) to bring conflicts of interest of which they become aware to the attention of compliance personnel. The Manager also maintains and considers a list of significant relationships that could present a conflict of interest for the Manager in voting proxies. The Manager is also sensitive to the fact that a significant, publicized relationship between an issuer and a non-CAM affiliate might appear to the public to influence the manner in which the Manager decides to vote a proxy with respect to such issuer. Absent special circumstances or a significant, publicized non-CAM affiliate relationship that CAM or the Manager for prudential reasons treats as a potential conflict of interest because such relationship might appear to the public to influence the manner in which the Manager decides to vote a proxy, the Manager generally takes the position that non-CAM relationships between Citigroup and an issuer (e.g. investment banking or banking) do not present a conflict of interest for the Manager in voting proxies with respect to such issuer. Such position is based on the fact that the Manager is operated as an independent business unit from other Citigroup business units as well as on the existence of information barriers between the Manager and certain other Citigroup business units.

CAM maintains a Proxy Voting Committee, of which the Manager personnel are members, to review and address conflicts of interest brought to its attention by compliance personnel. A proxy issue that will be voted in accordance with a stated position on an issue or in accordance with the recommendation of an independent third party is not brought to the attention of the Proxy Voting Committee for a conflict of interest review because the Manager’s position is that to the extent a conflict of interest issue exists, it is resolved by voting in accordance with a pre-determined policy or in accordance with the recommendation of an independent third party. With respect to a conflict of interest brought to its attention, the

Proxy Voting Committee first determines whether such conflict of interest is material. A conflict of interest is considered material to the extent that it is determined that such conflict is likely to influence, or appear to influence, the Manager’s decision-making in voting proxies. If it is determined by the Proxy Voting Committee that a conflict of interest is not material, the Manager may vote proxies notwithstanding the existence of the conflict.

If it is determined by the Proxy Voting Committee that a conflict of interest is material, the Proxy Voting Committee is responsible for determining an appropriate method to resolve such conflict of interest before the proxy affected by the conflict of interest is voted. Such determination is based on the particular facts and circumstances, including the importance of the proxy issue and the nature of the conflict of interest. Methods of resolving a material conflict of interest may include, but are not limited to, disclosing the conflict to clients and obtaining their consent before voting, or suggesting to clients that they engage another party to vote the proxy on their behalf.

ITEM 8. [RESERVED]

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)	Attached hereto.

Exhibit 99.CERT	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Salomon Brothers High Income Fund II Inc.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Salomon Brothers High Income Fund II Inc.

Date:	January 5, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Salomon Brothers High Income Fund II Inc.

Date:	January 5, 2005

By:	/s/ Frances M. Guggino
(Frances M. Guggino)
Chief Financial Officer of
Salomon Brothers High Income Fund II Inc.

Date:	January 5, 2005